Schedule of Information Relating to Financing and Operating Lease Activities (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Finance leases:
Amortization of right-of-use assets – finance lease	$ 63,767	$ 68,098	$ 79,521
Interest of finance lease liabilities	3,533	6,385	10,294
Total finance lease expense	67,300	74,483	89,815
Operating lease:
Cash paid for operating lease	30,128
Expenses related to a short-term lease	9,487	51,538	37,179
Operating lease expense	39,615	51,538	37,179
Total lease expenses	106,915	126,021	126,994
Cash outflows related to finance leases:
Financing cash outflows – principal paid	66,150	67,372	119,465
Financing cash outflows – interests paid	3,533	6,385	10,294
Cash outflows related to finance leases	69,683	73,757	129,759
Cash outflows related to operating lease:
Operating cash outflows - rental paid	$ 39,615	$ 51,538	$ 37,179